Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 29,328	$ 4,194		¥ 75,351
Restricted cash		3,331	476		14,133
Short-term investments		114,873	16,427		113,632
Accounts receivable, net		147,920	21,152		196,041
Prepayments and other assets, net		82,606	11,812		144,081
Inventories		5,022	718		5,380
Total current assets		390,089	55,781		548,618
Non-current assets
Property, plant and equipment, net		32,836	4,695		15,392
Intangible assets, net		234,065	33,471		1,005
Right-of-use assets		877	125		1,413
Equity method investments, net		118,397	16,931		162,761
Long-term equity investments, net		12,000	1,716		2,000
Total non-current assets		398,175	56,938		182,571
Total assets		788,264	112,719		731,189
Current liabilities
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB98,175 and RMB63,450 as of December 31, 2024 and 2025, respectively)		72,779	10,407		180,737
Customers’ refundable fees (including customers’ refundable fees of consolidated VIE without recourse to the Company of RMB14,433 and RMB17,201 as of December 31, 2024 and 2025, respectively)		18,163	2,597		15,879
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB69,174 and RMB62,111 as of December 31, 2024 and 2025, respectively)		99,711	14,258		104,595
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB11 and RMB87 as of December 31, 2024 and 2025, respectively)		710	102		139
Lease liabilities (including lease liabilities of consolidated VIE without recourse to the Company of RMB671 and RMB230 as of December 31, 2024 and 2025, respectively)		806	115		1,332
Total current liabilities		209,372	29,939		326,582
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB20,746 and nil as of December 31, 2024 and 2025, respectively)					21,176
Lease liabilities (including lease liabilities of consolidated VIE without recourse to the Company of RMB130 and nil as of December 31, 2024 and 2025, respectively)					130
Total non-current liabilities					21,306
Total liabilities		209,372	29,939		347,888
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		5,673,411	811,287		5,388,038
Accumulated other comprehensive loss		(394,156)	(56,364)		(383,235)
Accumulated deficit		(4,703,305)	(672,564)		(4,618,595)
Total Fangdd Network Group Ltd. shareholders’ equity		578,403	82,710		386,344
Non-controlling interests		489	70		(3,043)
Total shareholders’ equity		578,892	82,780		383,301
Total liabilities and shareholders’ equity		788,264	112,719		731,189
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	2,452	351		136
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]
Class C Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	1		[2]
Related Party
Current assets
Amounts due from related parties		7,009	1,002
Current liabilities
Amounts due to related parties (including amounts due to related parties of consolidated VIE without resource to the Company of RMB23,900 and RMB17,158 as of December 31, 2024 and 2025, respectively)		¥ 17,203	$ 2,460		¥ 23,900

[1]	Retrospectively restated to reflect the share consolidation effected on June 9, 2025, whereby every 16 ordinary shares of a par value US$0.0005625 per share were consolidated into 1 ordinary share of a par value US$0.009 per share (the “2025 Share Consolidation”).
[2]	Less than 1 after in thousand and rounding.